Financial Risk Management - Summary of Exposures to Risks, Effects on Profit before Income Tax and Shareholders' Equity (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
10% strengthening in foreign exchange rate [member]
Disclosure of detailed information about financial instruments [line items]
Fluctuation of foreign exchange rate	10.00%	10.00%	10.00%
Income before tax	₩ (51,581)	₩ (2,350)	₩ (10,132)
Shareholders' equity	₩ (44,638)	₩ 633	₩ (7,273)
10% weakening in foreign exchange rate [member]
Disclosure of detailed information about financial instruments [line items]
Fluctuation of foreign exchange rate	(10.00%)	(10.00%)	(10.00%)
Income before tax	₩ 51,581	₩ (2,851)	₩ 10,132
Shareholders' equity	₩ 44,638	₩ (62)	₩ 7,273
Ten percentage increase in market equity price [member]
Disclosure of detailed information about financial instruments [line items]
Fluctuation of price	10.00%	10.00%	10.00%
Income before tax	₩ 23	₩ 12
Shareholders' equity	₩ 697	₩ 898	₩ 686
10% decrease in market equity price [member]
Disclosure of detailed information about financial instruments [line items]
Fluctuation of price	(10.00%)	(10.00%)	(10.00%)
Income before tax	₩ (23)	₩ (12)
Shareholders' equity	₩ (697)	₩ (898)	₩ (686)
100 basis point increase in market interest rate [Member]
Disclosure of detailed information about financial instruments [line items]
Fluctuation of interest rate	1.00%	1.00%	1.00%
Income before tax	₩ 425	₩ 1,059	₩ 1,942
Shareholders' equity	₩ 14,764	₩ 9,689	₩ 4,868
100 basis point decrease in market interest rate [Member]
Disclosure of detailed information about financial instruments [line items]
Fluctuation of interest rate	1.00%	1.00%	1.00%
Income before tax	₩ (482)	₩ (1,958)	₩ (1,954)
Shareholders' equity	₩ (19,280)	₩ (10,237)	₩ (5,198)